SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
			Weighted average
			remaining
		Weighted average	contractual	Aggregate
	Number of options	exercise price	term (in years)	intrinsic value

Outstanding at January 1, 2015	766,125	5.38	3.55	$5,221
Granted	285,250	11.76
Exercised	(185,989)	3.94
Expired & forfeited	(8,400)	12.25

Outstanding at December 31, 2015	856,986	7.75	3.28	$6,157

Vested and expected to vest at December 31, 2015	856,986	7.75	3.28	$6,157

Exercisable at December 31, 2015	684,050	6.89	2.94	$5,499

Schedule of RSUs
	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	-	-	-
Granted	35,000
Vested	(18,500)
Cancelled & forfeited	(1,500)

Outstanding at December 31, 2015	15,500	0.1	$231

Vested and expected to vest at December 31, 2015	15,500	0.1	$231

Stock Options Under the Plans by Exercise Price
	Options outstanding at December 31, 2015			Options exercisable at December 31, 2015
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.7 - 1.95	7,950	1.23	0.44	7,950	1.23	0.44
2.56 - 4.86	259,061	3.50	2.79	239,061	3.53	2.70
5.0 - 9.64	213,225	6.02	3.44	211,225	5.98	3.43
10.49 - 14.52	376,750	11.78	3.58	225,814	11.49	2.83

	856,986			684,050

Departmental Allocation of Share-based Compensation Charge
	Year ended December 31,
	2015 (*)	2014	2013

Cost of sales	$33	$12	$7
Research and development, net	529	178	117
Selling and marketing, net	380	146	82
General and administrative	467	243	293

	$1,409	$579	$499

(*)	Including $342 compensation cost related to RSUs for the year ended December 31, 2015.

Outstanding Warrants and Rights
Issuance date	Outstanding and exercisable	Exercise price	Exercisable through
April 24, 2013	135,537	3.49	July 2 , 2016
April 24, 2013	175,448	3.49	April 23, 2016